Accounting for Derivative Instruments and Hedging Activities - Schedule of Aggregate Fair Value of Derivative Instruments with Credit-Risk (Details) - Electric Portfolio - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Fair Value Liability	$ 336,648	$ 329,553	$ 236,929
Posted Collateral	64,498	77,969	12,915
Contingent Collateral	269,769	253,105	179,532
Credit Rating
Derivative [Line Items]
Fair Value Liability	269,769	253,105	179,532
Posted Collateral	0	0	0
Contingent Collateral	269,769	253,105	179,532
Requested Credit for Adequate Assurance
Derivative [Line Items]
Fair Value Liability	17,811	21,927	37,492
Posted Collateral	0	0	0
Contingent Collateral	0	0	0
Forward Value of Contract [Member]
Derivative [Line Items]
Fair Value Liability	49,068	54,521	19,905
Posted Collateral	$ 64,498	$ 77,969	$ 12,915